Contract Liabilities	12 Months Ended
Oct. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 12 — CONTRACT LIABILITIES

For service contracts where the performance obligation is not completed, contract liabilities were recorded for any payments received in advance of the performance obligation. The payments received in advance will not be refunded and will be amortized in future when met performance obligations.

Contract liabilities is comprised of the following:

	As of
	October 31, 2025	October 31, 2024
Unearned franchise fee	194,753	309,315
Customer deposit	—	16,609
Total, net	194,753	325,924

The amount of revenue recognized that was included in the contract liabilities at the beginning of the year were $325,924 and $250,549 for the years ended October 31, 2025 and 2024, respectively.

Unearned franchise fee comprised of the following:

	October 31, 2025	October 31, 2024
Li Yi	—	7,005
Gao Wenjing	—	31,563
Wang Zhiya	—	23,287
Yu Yang	58,015	—
Wang Limin	—	12,510
Li Jie	—	6,390
Sheng Xidong	—	6,890
Zhou Guixiang	—	13,626
Wang Xuefeng	—	40,801
	October 31, 2025	October 31, 2024
Ge Xiaoqing	—	6,967
Li Ruonan	—	2,309
Meng Hao	—	7,313
Chen Yu	—	500
Wang Hongli	2,850	2,848
Zhang Ying	2,964	2,964
Liu Zonghui	—	16,359
Liu Jie	—	41,955
Zhu Hongjun	—	45,612
Zhou Qianqian	—	40,416
Zheng Tinghai	12,242	—
Tang Sumei	26,947	—
Jin Huazhong	34,935	—
Shen Huaimei	56,800	—
Total	194,753	309,315